Jun. 30, 2023
Invesco Dynamic Biotechnology & Genome ETF
Invesco Dynamic Biotechnology & Genome ETF

SUPPLEMENT DATED JUNE 30, 2023 TO THE:

INVESCO EXCHANGE-TRADED FUND TRUST

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 26, 2022, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA Basic Materials Momentum ETF (PYZ)

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

Invesco DWA Consumer Staples Momentum ETF (PSL)

Invesco DWA Energy Momentum ETF (PXI)

Invesco DWA Financial Momentum ETF (PFI)

Invesco DWA Healthcare Momentum ETF (PTH)

Invesco DWA Industrials Momentum ETF (PRN)

Invesco DWA Momentum ETF (PDP)

Invesco DWA Technology Momentum ETF (PTF)

Invesco DWA Utilities Momentum ETF (PUI)

Invesco Dynamic Biotechnology & Genome ETF (PBE)

Invesco Dynamic Building & Construction ETF (PKB)

Invesco Dynamic Energy Exploration & Production ETF (PXE)

Invesco Dynamic Food & Beverage ETF (PBJ)

Invesco Dynamic Large Cap Growth ETF (PWB)

Invesco Dynamic Large Cap Value ETF (PWV)

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

Invesco Dynamic Oil & Gas Services ETF (PXJ)

Invesco Dynamic Pharmaceuticals ETF (PJP)

Invesco Dynamic Semiconductors ETF (PSI)

At a meeting held on June 22, 2023, the Boards of Trustees of the Invesco Exchange-Traded Fund Trust and the Invesco Exchange-Traded Fund Trust II approved changes to the Funds' names. The name changes will be effective after the close of markets on August 25, 2023. Therefore, at that time, all references to the Funds' names in their Prospectuses and Statements of Additional Information will change as indicated in the table below.

Current Name	New Name
Invesco DWA Basic Materials Momentum ETF	Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco DWA Consumer Cyclicals Momentum ETF	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco DWA Consumer Staples Momentum ETF	Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco DWA Developed Markets Momentum ETF	Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco DWA Emerging Markets Momentum ETF	Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco DWA Energy Momentum ETF	Invesco Dorsey Wright Energy Momentum ETF
Invesco DWA Financial Momentum ETF	Invesco Dorsey Wright Financial Momentum ETF
Invesco DWA Healthcare Momentum ETF	Invesco Dorsey Wright Healthcare Momentum ETF
Invesco DWA Industrials Momentum ETF	Invesco Dorsey Wright Industrials Momentum ETF
Invesco DWA Momentum ETF	Invesco Dorsey Wright Momentum ETF
Invesco DWA SmallCap Momentum ETF	Invesco Dorsey Wright SmallCap Momentum ETF
Invesco DWA Technology Momentum ETF	Invesco Dorsey Wright Technology Momentum ETF
Invesco DWA Utilities Momentum ETF	Invesco Dorsey Wright Utilities Momentum ETF
Invesco Dynamic Biotechnology & Genome ETF	Invesco Biotechnology & Genome ETF
Invesco Dynamic Building & Construction ETF	Invesco Building & Construction ETF
Invesco Dynamic Energy Exploration & Production ETF	Invesco Energy Exploration & Production ETF
Invesco Dynamic Food & Beverage ETF	Invesco Food & Beverage ETF
Invesco Dynamic Large Cap Growth ETF	Invesco Large Cap Growth ETF
Invesco Dynamic Large Cap Value ETF	Invesco Large Cap Value ETF
Invesco Dynamic Leisure and Entertainment ETF	Invesco Leisure and Entertainment ETF
Invesco Dynamic Oil & Gas Services ETF	Invesco Oil & Gas Services ETF
Invesco Dynamic Pharmaceuticals ETF	Invesco Pharmaceuticals ETF
Invesco Dynamic Semiconductors ETF	Invesco Semiconductors ETF
Invesco PureBetaSM 0-5 Yr US TIPS ETF	Invesco 0-5 Yr US TIPS ETF
Invesco PureBetaSM MSCI USA ETF	Invesco MSCI USA ETF
Invesco Treasury Collateral ETF	Invesco Short Term Treasury ETF
Invesco VRDO Tax-Free ETF	Invesco Floating Rate Municipal Income ETF

Please Retain This Supplement For Future Reference.